COMMITMENTS	12 Months Ended
Dec. 31, 2023
Digital Health Acquisition Corp.
COMMITMENTS

NOTE 6. COMMITMENTS

Initial Public Offering Registration and Stockholders’ Rights

Pursuant to a registration rights agreement entered into on November 3, 2021, the holders of the (i) founder shares, which were issued in a private placement prior to the closing of the Initial Public Offering and (ii) private placement units (including all underlying securities), issued in a private placement simultaneously with the closing of the Initial Public Offering have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. These holders are entitled to make up to two demands that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggyback” registration rights to include their securities in other registration statements filed by the Company.

Underwriters’ Agreement

The Representative is entitled to a deferred underwriting commission of 3.8% of the gross proceeds of the Initial Public Offering held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

The Company executed a Securities Purchase Agreement (the “A.G.P. Securities Purchase Agreement”) dated November 3, 2022 with A.G.P., which was amended on November 21, 2023, whereby A.G.P. subscribed for and will purchase, and DHAC will issue and sell, at the closing of the Business Combination, 4,370 shares of Series A Preferred Stock (“Series A Shares”) convertible into shares of DHAC common stock. The purchase price for the Series A Shares will be paid by conversion of A.G.P.’s $4,370,000 deferred underwriting fee into such Series A Shares. The Certificate of Designation of the Series A Preferred Stock establishes the terms and conditions of the Series A Preferred Stock. The Company reviewed the Series A Preferred Stock under ASC 480 and ASC 815 and concluded that Series A Preferred Stock did not include any elements that would preclude them from equity treatment and therefore are not subject to the liability treatment under ASC 480 or derivative guidance under ASC 815.

The Business Combination Agreement

On June 15, 2022, Digital Health Acquisition Corp (“DHAC”) entered into the Business Combination Agreement, with Merger Sub I, Merger Sub II, VSee and iDoc. On August 9, 2022, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into the First Amended and Restated Business Combination Agreement to provide for the concurrent execution of financing documents for a PIPE consisting of convertible notes and warrants and delivery of the Cassel Salpeter’s opinion to the Board. On October 6, 2022, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into a Second Amended and Restated Business Combination Agreement to make the consideration payable to VSee and iDoc stockholders 100% DHAC common stock and to provide for the concurrent execution of amended PIPE financing documents providing for the issuance of the shares and warrants to the PIPE investors. On November 3, 2022, the parties entered into a First Amendment to the Second Amended and Restated Business Combination Agreement to remove a closing condition that DHAC have at least $10 million in cash proceeds from the transactions at closing. On July 11, 2023, each of the PIPE Investors provided notice to the Company that since a closing condition was not met, the PIPE Investors were under no obligation to close the PIPE Financing. Accordingly, the PIPE financing was terminated. On November 21, 2023, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into the Third Amended and Restated Business Combination Agreement (as amended and restated, the “Business Combination Agreement”) to, among other things, provide for the removal of the PIPE financing and the concurrent execution of the Additional Bridge Financing, the Exchange Financing, the Quantum Financing, the Equity Financing and the Loan Conversions, which are described in Note 6 — Commitments.

Pursuant to the terms of the Business Combination Agreement, a business combination by and among DHAC, VSee and iDoc will be effected through the merger of Merger Sub I with and into VSee, with VSee surviving the Merger as a wholly owned subsidiary of DHAC and the merger of Merger Sub II with and into iDoc, with iDoc surviving the Merger as a wholly owned subsidiary of DHAC. The Board of Directors of DHAC (the “Board”) has (i) approved and declared advisable the Business Combination Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the stockholders of DHAC.

The Merger Consideration

The Business Combination combined equity value of VSee and iDoc is $110 million. At the Closing, each of VSee and iDoc will convert each share of VSee and iDoc capital stock (excluding shares of the holders who perfect rights of appraisal under Delaware or Texas law, as the case may be) into the right to receive the applicable merger consideration as further described below.

●	VSee Merger Consideration

The aggregate merger consideration that the holders of VSee Class A Common Stock (including the holders of VSee Preferred Stock as converted and holders of VSee Class A Common Stock in connection with the TAD Exchange) as of the Effective Time are entitled to receive in the Business Combination, referred to as the “VSee Class A Consideration,” is an amount equal to (1) $60,500,000, minus (2) an amount equal to the Effective Time Option Grants multiplied by $10, minus (3) the aggregate amount of VSee’s transaction expenses. “Effective Time Option Grants” refer to the stock options with an exercise price of $10 per share pursuant to the VSee Incentive Plan to the individuals, in the amounts, and on the terms set forth on Exhibit E to the Business Combination Agreement. 100% of the VSee Closing Consideration will be paid in shares of Company Common Stock in accordance with the terms of the Business Combination Agreement and subject to deductions for the VSee Indemnity Escrow Amount. The “VSee Per Share Class A Consideration” refers to a number of shares of Common Stock equal to (a) (1) the VSee Class A Closing Consideration, divided by (2) the total number of VSee Class A Outstanding Shares, divided by (b) 10. “VSee Class A Outstanding Shares” refer to the total number of shares of VSee Class A Common Stock outstanding immediately prior to the Effective Time, expressed on a fully diluted and as-converted to VSee Class A Common Stock basis, and including, without limitation or duplication, the number of shares of VSee Class A Common Stock issuable upon conversion of the VSee Preferred Stock and upon closing of the TAD Exchange, which refers to a transaction where This American Doc, Inc. becomes a wholly owned subsidiary of VSee immediately prior to the consummation of the Business Combination.

●	iDoc Merger Consideration

The aggregate merger consideration that the holders of iDoc Class A Common Stock as of the Effective Time are entitled to receive in the Business Combination, referred to as the “iDoc Class A Closing Consideration,” is an amount equal to (1) $49,500,000, minus (2) the aggregate amount of iDoc’s transaction expenses. 100% of the iDoc Closing Consideration will be paid in shares of Company Common Stock in accordance with the terms of the Business Combination Agreement and subject to deductions for the iDoc Indemnity Escrow Amount as described below. The “iDoc Per Share Class A Consideration” refers to a number of shares of Common Stock equal to (a) (1) the iDoc Class A Closing Consideration, divided by (2) the total number of iDoc Class A Outstanding Shares, divided by (b) 10. “iDoc Class A Outstanding Shares” refer to the total number of shares of iDoc Class A Common Stock outstanding immediately prior to the Effective Time, expressed on a fully diluted and as-converted to iDoc Class A Common Stock basis.

Conditions to Closing

The obligations of DHAC, VSee and iDoc to consummate the Business Combination are subject to certain closing conditions, including, but not limited to, (i) the expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (ii) the approval of DHAC’s shareholders, (iii) the approval of VSee’s stockholders, (iv) the approval of iDoc’s stockholders, and (v) the delivery of applicable closing deliverables.

In addition, the obligations of VSee and iDoc to consummate the Business Combination are subject to the fulfillment of other closing conditions, including, but not limited to, (i) the approval by the Nasdaq Capital Market of DHAC’s listing application in connection with the Business Combination and (ii) the DHAC board of directors consisting of the number of directors, and comprising the individuals, as contemplated by the Business Combination Agreement.

Third Amended and Restated Transaction Support Agreement

On November 21, 2023, the parties to the Business Combination Agreement entered into the Third Amended and Restated Business Combination Agreement, pursuant to which the Second A&R Business Combination Agreement was amended and restated to provide for, among other things, the concurrent execution of the other agreements and transactions described as below. The transactions contemplated by the Business Combination Agreement are referred to as the “Business Combination” and the closing and closing date of the Business Combination are referred to as the “Closing” and the “Closing Date,” respectively.

In connection with the execution of the Business Combination Agreement, DHAC, Milton Chen, the Executive Vice Chairman of VSee, Dr. Imoigele Aisiku, the Executive Chairman of the Board of Directors of iDoc, and certain other stockholders of VSee and iDoc (collectively, the “Supporting Stockholders”) entered into a Third Amended and Restated Transaction Support Agreement, dated as of November 21, 2023 (the “Transaction Support Agreement”) which amended and restated the Second Amended and Restated Transaction Support Agreement executed on October 6, 2022, pursuant to which the Supporting Stockholders have agreed to, among other things, (i) support and vote in favor of the Business Combination Agreement and the Business Combination at DHAC’s stockholder meeting; (ii) not affect any sale or distribution of any shares of capital stock of DHAC, VSee, or iDoc; and (iii) take or cause to be done such further acts and things as may be reasonably necessary or advisable to cause the parties to fulfill their respective obligations under the Business Combination Agreement and consummate the Business Combination.

VSee Health, Inc. Incentive Plan

DHAC has agreed to approve and adopt the VSee Health, Inc. 2024 Equity Incentive Plan (the “Incentive Plan”) to be effective as of one day prior to the closing Business Combination and in a form mutually acceptable to DHAC, VSee and iDoc. The Incentive Plan shall provide for an initial aggregate share reserve equal to 15% of the number of shares of DHAC Common Stock outstanding following the closing after giving effect to the Business Combination, including without limitation, the PIPE Financing. Subject to approval of the Incentive Plan by DHAC’s Stockholders, DHAC has agreed to file a Form S-8 Registration Statement with the SEC following the Effective Time with respect to the shares of DHAC Common Stock issuable under the Incentive Plan.

PIPE Securities Purchase Agreement

In connection with the execution of the Business Combination Agreement, DHAC executed an Amended and Restated Securities Purchase Agreement (as amended, the “PIPE Securities Purchase Agreement” or “PIPE Forward Contract”) dated October 6, 2022 with certain PIPE Investors whereby the PIPE Investors subscribed for and will purchase, and DHAC will issue and sell, (i) 8,000 shares of Series A Preferred Stock (“Initial PIPE Shares”) convertible into shares of DHAC common stock and (ii) warrants (“Initial PIPE Warrants”) exercisable for 424,000 shares of DHAC Common Stock (such transactions, the “Initial PIPE Financing”) for aggregate proceeds of at least $8,000,000.

The PIPE Securities Purchase Agreement also provides that at any time after the date of the PIPE Securities Purchase Agreement and including (x) with respect to the PIPE Investors’ right to purchase Additional Offering Securities further to an Additional Offering (as each term is defined below) the earlier to occur of (I) the first anniversary of the date of the PIPE Securities Purchase Agreement and (II) the date of the consummation of one or more Subsequent Placements (as defined in the PIPE Securities Purchase Agreement) with the PIPE Investors on terms identical to the PIPE Securities Purchase Agreement and the other PIPE Financing documents in all material respects with an aggregate purchase price of at least $10 million (the “Additional Offering”, and the securities thereof, the “Additional Offering Securities”) and (y) with respect to Buyer’s right to participate in a Subsequent Placement other than an Additional Offering the earlier to occur of (I) the initial date after the Closing that no PIPE Shares remain outstanding, and (II) the date of the consummation of a Subsequent Placement by the Company with gross proceeds, paid in cash, of at least $5,000,000, in either case, neither the Company nor any of its subsidiaries shall, directly or indirectly, effect any Subsequent Placement unless the

Company shall have first complied with the PIPE Investors’ participation right described herein and set forth in the PIPE Securities Purchase Agreement. With respect to (i) Additional Offerings, DHAC is required to offer 100% of the Additional Offering Securities to the PIPE Investors; and (ii) Subsequent Placements, DHAC is required to offer 25% of the Offered Securities to the PIPE Investors.

The Aggregate Closing PIPE Proceeds will be a part of the aggregate cash proceeds available for release to DHAC, Merger Sub I, and Merger Sub II in connection with the transactions contemplated by the Business Combination Agreement. The PIPE Warrants are exercisable into shares of DHAC Common Stock at a price of $12.50 per share and expire 5 years from the date of issuance. The PIPE Shares are convertible into shares of DHAC Common Stock at a price of $10.00 per share, subject to certain adjustments. The Certificate of Designation of the Series A Preferred Stock establishes the terms and conditions of the Series A Preferred Stock.

The Company reviewed the PIPE Securities Purchase Agreement’s underlying securities under ASC 480 and ASC 815 and concluded that Series Preferred A Stock includes a contingent redemption that would require temporary equity treatment at issuance and the warrants do not have any elements that would preclude them from equity treatment and therefore are not subject to the derivative guidance under ASC 815. However, under ASC 480-10-55-33, a forward contract that permits the holder to purchase redeemable shares (the Series A Preferred Stock) is a liability pursuant to ASC 480 because (1) the forward contract itself is indexed to an underlying share (i.e., the option’s value varies with the fair value of the share) that embodies the issuer’s obligation to repurchase the share and (2) the issuer has a conditional obligation to transfer assets if the shares are put back. Accordingly, the Company determined the fair value of the PIPE Forward Contract and noted the value at the October 6, 2022, the executed date of agreement was zero. As of December 31, 2023, the value of the PIPE Forward Contract was $0 (see Note 10 — Fair Value Measurements for additional disclosure on the PIPE Forward Contract).

On April 11, 2023 but effective March 31, 2023, the Company entered into an amendment to the PIPE Securities Purchase Agreement to, among other things, (a) amend and restate the form of Certificate of Designation of the Series A Preferred Stock to provide the aggregate number of shares of Series A Preferred Stock issuable thereunder shall not exceed 15,000, (b) amend and restate the form of PIPE Warrant to correct an error in the redemption provision of the PIPE Warrants, and (c) revise certain closing conditions for the PIPE Financing. As previously disclosed in its Current Report on Form 8-K filed on April 12, 2023, the Company and each of the PIPE Investors entered into amendments to the PIPE SPA to, among other things, add a closing condition providing that the closing date of the business combination shall occur on or prior to July 10, 2023 (the “Outside Date Closing Condition”).

In connection with the closing of the transactions contemplated by the PIPE Securities Purchase Agreement, DHAC and the PIPE Investors will enter into the registration rights agreement (the “PIPE Registration Rights Agreement”). The PIPE Registration Rights Agreement provides the PIPE Investors with customary registration rights with respect to the shares of Common Stock underlying the PIPE Shares and PIPE Warrants issued to the PIPE Investors.

Pursuant to the PIPE Securities Purchase Agreement, certain of DHAC’s stockholders agreed to enter into a lock-up agreement (the “PIPE Lock-Up Agreement”) with DHAC. Under the PIPE Lock-Up Agreement, the PIPE Lock-Up Period means the period beginning on the date of the Lock-Up Agreement and ending on the earliest of (i) eight months after the Closing Date, or (ii) on the trading day after DHAC’s Common Stock exceeds $12.50 (as adjusted for any stock splits, stock dividends, stock combinations recapitalizations and similar events) for a period of twenty consecutive trading days after the Closing Date.

On July 11, 2023, each of the PIPE Investors provided notice to the Company that since the Outside Date Closing Condition was not met, the PIPE Investors were under no obligation to close the PIPE Financing.

Backstop Agreement

On January 18, 2023, DHAC and the Sponsor entered into a Backstop Agreement (the “Backstop Agreement”) pursuant to which DHAC agreed to offer on or prior to the closing of the Business Combination the PIPE Investors the option to purchase up to an additional 2,000 shares of Series A Preferred Stock initially convertible into 234,260 shares of DHAC common stock (the “Additional PIPE Shares” and together with the Initial PIPE Shares, the “PIPE Shares”), together with additional warrants to purchase up to 106,000 shares of DHAC common stock (the “Additional PIPE Warrants” and together with the Initial PIPE Warrants, the “PIPE Warrants”; the Additional PIPE Shares and Additional PIPE Warrants are referred to as the “Additional PIPE Securities”) pursuant to a participation right granted to the PIPE Investors under the PIPE Securities Purchase Agreement, in each case, on the same terms and conditions set forth in the PIPE Securities Purchase Agreement for an aggregate purchase price of up to $2,000,000 (such proceeds together with the proceeds from the Initial PIPE Financing, as increased pursuant to the amendment to the Backstop Agreement described below, the “Aggregate Closing PIPE Proceeds”). Pursuant to the Backstop Agreement, if the PIPE Investors do not elect to purchase all of the Additional PIPE Securities, the Sponsor has agreed to purchase any such unsubscribed Additional PIPE Securities concurrent with the closing of the transactions contemplated by the PIPE Securities Purchase Agreement on the same terms and conditions set forth in the PIPE Securities Purchase Agreement.

On April 11, 2023 but effective March 31, 2023, the Sponsor and DHAC entered into an amendment to the Backstop Agreement to increase the Additional PIPE Shares that may be purchased pursuant to the Backstop Agreement from 2,000 shares of Series A Preferred Stock to 7,000 shares of Series A Preferred Stock, for an aggregate additional PIPE financing of up to $7,000,000, increasing the Aggregate Closing PIPE Proceeds to a total of $15,000,000.

Pursuant to the PIPE Securities Purchase Agreement and the Backstop Agreement, each as amended, any purchaser of Additional PIPE Securities will enter into a lock-up agreement with the Company.

On July 11, 2023, each of the PIPE Investors provided notice to the Company that since the Outside Date Closing Condition was not met, the PIPE Investors were under no obligation to close the PIPE Financing, and, as such the Backstop Agreement is terminated as of July 11, 2023.

Bridge Financing and Bifurcated Derivative

On October 6, 2022, in connection with the execution of the Business Combination Agreement, DHAC, VSee and iDoc entered into a Securities Purchase Agreement (the “Original Bridge SPA”) with an accredited investor (the “Bridge Investor”) who is also an investor in the Sponsor, pursuant to which DHAC, VSee and iDoc each issued and sold to such Bridge Investor 10% original issue discount senior secured promissory notes due October 5, 2023 in the aggregate principal amount of $2,222,222 (the “Bridge Notes”).An amount of $888,889 of the Bridge Note was allocated to DHAC. The Bridge Notes bear guaranteed interest at a rate of 10% per annum. In connection with the purchase of the Bridge Notes, DHAC issued the investor (i) 173,913 warrants, each representing the right to purchase one share of DHAC common stock at an initial exercise price of $11.50, subject to certain adjustments (the “Bridge Warrants”) and (ii) 30,000 shares of DHAC common stock (the “Bridge Shares”) as additional consideration for the purchase of the Bridge Notes and Bridge Warrants. If the PIPE Financing closes in connection with the closing of the Business Combination, 110% of all unpaid principal under the Bridge Notes and guaranteed interest of 10% are due and payable at the closing of the PIPE Financing.

The Company reviewed the warrants and common stock issued in connection with the securities purchase agreement under ASC 815 and concluded that the Bridge Warrants are not in scope of ASC 480 and are not subject to the Derivative guidance under ASC 815. The Bridge Warrants and the Bridge Shares should be recorded as equity. As such the principal value of the Bridge Notes was allocated using the relative fair value basis of all three instruments. As the Bridge Warrants were issued with various instruments the purchase price needs to be allocated using the relative fair value method (i.e., warrant at its fair value and the common stock at its fair value the promissory note at its principal value allocated using the relative fair value of the proceeds received an applied proportionally to the equity classified stock, warrants and promissory note).

The Company reviewed the contingent early repayment option granted in the Bridge Notes under ASC 815 and concluded that as a result of the significant discount granted in the note the contingent repayment provision is therefore considered an embedded derivative that should be bifurcated from the debt host. Accordingly, in accordance with ASC 470-20, the Company allocated the Bridge Notes proceeds between the Bridge Notes and the Bifurcated Derivative, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at issuance was $278,404 and the residual value of $610,485 was allocated to the principal balance of the note (see Note 10 — Fair Value Measurements for additional disclosure on the derivative).

DHAC as a result received cash proceeds of $738,200 net of $61,800 of direct cost attributable to the financing. The Bridge Warrants and Bridge Shares issued to Bridge Investor were analyzed under ASC 815 and noted there were no elements that would preclude equity treatment. As such the Company recorded the fair value of the Bridge Warrants of $8,552, net of $613 of offering cost allocated based on the relative value basis and Bridge Shares of $284,424, net of $20,376 of offering cost allocated based on the relative value basis. As a result, of the bifurcated derivative discussed above, the offering cost allocated to the debt, and the value of the share and warrants granted, the Company recorded amortizable debt discount of $443,665, consisting of $40,811 in financing cost allocated to the Bridge Note, $9,165 the issuance date fair value of the Bridge Warrants, $304,800 the fair value of the Bridge Shares and $88,889 originally issued discount.

The Company recognized a total Bridge Note interest expense of $429,007 for the year ended December 31, 2023. In connection with the financing, the Company entered into a Registration Rights Agreement with the Bridge Investor, dated October 5, 2022, which provides that the Company will file a registration statement to register the shares of Common Stock underlying the Bridge Warrants and the Bridge Shares.

On October 4, 2023, the Company defaulted on the Bridge Notes, and accordingly, the default provision was allocated and applied resulting in the triggering of 125% mandatory default penalty, a 10% late fee and default interest from the date of default of 24%, and the Company assumed the penalties and interest which were due and payable under the VSee and iDoc portion of the note, resulting in total amount due of $2,523,744. As a result, the Company entered into an Exchange Agreement dated November 21, 2023 (the “Exchange Agreement”) with the Bridge Investor and recognized $1,579,927 in default interest.

The Bridge Investor, beneficially owns and holds (i) a promissory note of DHAC in the principal amount (including the original issue discount of $88,889) of $888,889 (the “DHAC Note”); (ii) a promissory note of VSee in the principal amount (including the original issue discount of $66,667) of $666,667 (the “VSee Note”); and (iii) a promissory note of iDoc in the principal amount (including the original issue discount of $66,667) of $666,667 (the “iDoc Note”, together with the DHAC Note and the VSee Note, each as further detailed on Schedule I hereto, collectively, the “Original Notes”) which are currently due and owing, and have an aggregate current value of $3,723,744.

Exchange Note Exchange Financing

Pursuant to the Exchange Agreement, the Bridge Investor agreed to exchange all amounts currently due and owing under (i) the DHAC Note, (ii) the VSee Note other than the principal amount of $600,000.00 thereof, and (iii) the iDoc Note other than the principal amount of $600,000.00 thereof for a senior secured convertible promissory note with an aggregate principle value of $2,523,744 (the “Exchange Note”), which will be guaranteed by each of DHAC, VSee and iDoc. The Exchange Note will bear interest at a rate of 8% per annum and will be convertible into shares of common stock of the Company at a fixed conversion price of $10 per share. The conversion price of the Exchange Note is subject to reset if DHAC’s common stock trades below $10.00 on the 10th business day after the conversion shares are registered or may otherwise be freely resold, and every 90th day thereafter, to a price equal to the greater of (x) 95% of the average lowest VWAP of DHAC’s common stock in the 10th trading dates prior to the measurement date and (y) $2.0. Amounts repaid may not be reborrowed. The Bridge Investor may set off and deduct pursuant to and in accordance with the Exchange Agreement amounts due to the Bridge Investor. The transactions contemplated by the Exchange Agreement and the Exchange Note is hereby referred as the “Exchange Financing.”

The monetary amount of the obligation is a fixed monetary amount known at inception as represented by the Amortization of Principal Schedule 2(a) (each, an “Amortization Payment”). As a result of Section 2(a), the Exchange Note represents a debt instrument that the Company must or may settle by issuing a variable number of its equity shares as each Amortization Payment shall, at the option of the Company, be made in whole or in part, in immediately available Dollars equal to the sum of the Amortization Payment provided for in Schedule 2(a), or, subject to the Company complying with the Equity Conditions on the date of such Amortization Payment, in Common Stock issued at 95% of the lowest VWAP in the prior ten (10) trading days prior to such Amortization Payment (the “Amortization Conversion Price”) but in no event shall Common Stock be used to make such Amortization Payment if the Amortization Conversion Price is less than $2.00.

The Exchange Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Exchange Note is required to be accounted for as a liability under ASC 480. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings.

At November 21, 2023 the Exchange Note was recognized at fair value of $2,523,744 in accordance with ASC 480. As of December 31, 2023, the Exchange Note’s fair value was $2,621,558. The Company recognized a total Exchange Note interest expense of $22,433 for the year ended December 31, 2023 and the change in fair value of $97,814.

Additional Bridge Financing

On November 21, 2023, DHAC entered into an amendment to the Original Bridge SPA (the “Bridge Amendment”), pursuant to which the Bridge Investor agreed to purchase additional 10% original issue discount convertible promissory notes in the aggregate principal amount of $166,667 (with a subscription amount of $150,000) from the Company with (1) a $111,111 note purchased at signing of the Bridge Letter Agreement, which will mature on May 21, 2025 and (2) a $55,556 note purchased at a later date mutually agreed upon by the Company and the Bridge Investor (the “Additional Bridge Notes”). The Additional Bridge Notes bear guaranteed interest at a rate of 8% per annum and are convertible into shares of the Company’s common stock, par value $0.0001, at a fixed conversion price of $10.00 per share. The conversion price of the Additional Bridge Notes is subject to reset if the Company’s Common Stock trades below $10.00 on the 10th business day after the conversion shares are registered or may otherwise be freely resold, and every 90th day thereafter, to a price equal to the greater of (x) 95% of the average lowest VWAP of the Company’s Common Stock in the 10 trading dates prior to the measurement date and (y) $2.00. In addition, optional prepayment of the Additional Bridge Notes requires the payment of 110% of the outstanding obligations, including the guaranteed minimum interest. If an event of default occurs, the Additional Bridge Notes would bear interest at a rate of 24% per annum and require the payment of 125% of the outstanding obligations, including the guaranteed minimum interest. As of December 31, 2023, $100,000 has been funded. The transactions contemplated by the Bridge Amendment and the Additional Bridge Note is hereby referred as the “Additional Bridge Financing.”

The monetary amount of the obligation is a fixed monetary amount known at inception as represented by the Amortization of Principal Schedule 2(a) (each, an “Amortization Payment”). As a result of Section 2(a), the Additional Bridge Note represents a debt instrument that the Company must or may settle by issuing a variable number of its equity shares as each Amortization Payment shall, at the option of the Company, be made in whole or in part, in immediately available Dollars equal to the sum of the Amortization Payment provided for in Schedule 2(a), or, subject to the Company complying with the Equity Conditions on the date of such Amortization Payment, in Common Stock issued at 95% of the lowest VWAP in the prior ten (10) trading days prior to such Amortization Payment (the “Amortization Conversion Price”) but in no event shall Common Stock be used to make such Amortization Payment if the Amortization Conversion Price is less than $2.00.

The Additional Bridge Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Senior Secured Convertible Promissory Note is required to be accounted for as a liability under ASC 480. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings.

At November 21, 2023, $100,000 of proceeds were received under the Additional Bridge Note, as such the original issued discount was immediately expensed as interest of $11,111 as the Note was recognized at fair value of $100,000 in accordance with ASC 480. As of December 31, 2023, the Additional Bridge Note’s fail value was $102,726. The Company recognized a total Additional Bridge Note interest expense of $12,642 for the year ended December 31, 2023 and the change in fair value of $2,726.

Extension Note (Extension Financing) and Bifurcated Derivative

On May 5, 2023, the Company entered into a securities purchase agreement (the “Extension Purchase Agreement”) with an institutional investor (the “Holder”). Pursuant to the Extension Purchase Agreement, the Company issued the Holder a 16.67% original issue discount promissory note, in favor of the Holder, in the aggregate principal amount of $300,000 (the “Extension Note”). The Extension Note bears guaranteed interest at a rate of 10% per annum and is due and payable on May 5, 2024.

VSee Lab, Inc., a Delaware corporation (“VSee”), and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”), guaranteed the Company’s obligations under the Extension Purchase Agreement, the Extension Note and the other transaction documents (the “May 2023 Financing Documents”) pursuant to a Subsidiary Guaranty dated May 5, 2023. The Company’s, VSee’s and iDoc’s obligations to the Holder under the May 2023 Financing Documents are subordinated to the Company’s, VSee’s and iDoc’s obligations to its existing bridge lender.

In connection with the Extension Purchase Agreement, the Company issued to the Holder (i) warrants with an exercise period of five years to purchase up to 26,086 shares of the Company’s Common Stock at an exercise price of $11.50 per share (the “Extension Warrants”), and (ii) 7,000 shares of the Company’s Common Stock as commitment shares (the “Extension Shares”). The Company also entered into a Registration Rights Agreement with the Holder, dated May 5, 2023 (the “May 2023 RRA”), which provides that the Company will file a registration statement to register the shares of Common Stock underlying the Extension Warrants and the Extension Shares, subject to the terms thereof.

The Company reviewed the Extension Warrants and Extension Shares issued in connection with the Extension Purchase Agreement under ASC 815 and concluded that the Extension Warrants are not in scope of ASC 480 and are not subject to the Derivative guidance under ASC 815. The Extension Warrants and the Extension Shares should be recorded as equity. As such the principal value of the Extension Note was allocated using the relative fair value basis of all three instruments. As the Extension Warrants were issued with various instruments the purchase price needs to be allocated using the relative fair value method (i.e., warrant at its fair value and the common stock at its fair value the promissory note at its principal value allocated using the relative fair value of the proceeds received an applied proportionally to the equity classified stock, warrants and promissory note).

The Company reviewed the contingent early repayment option granted in the Extension Note under ASC 815 and concluded that as a result of the significant discount granted in the note the contingent repayment provision is therefore considered an embedded derivative that should be bifurcated from the debt host. Accordingly, in accordance with ASC 470-20, the Company allocated the Extension Note proceeds between the Extension Note and the Bifurcated Derivative, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at issuance was $71,755 and the residual value of $228,245 was allocated to the principal balance of the note (see Note 10 — Fair Value Measurements for additional disclosure on the derivative).

DHAC as a result received cash proceeds of $240,000 net of $10,000 of direct cost attributable to the financing. The Extension Warrants and Extension Shares were analyzed under ASC 815 and noted there were no elements that would preclude equity treatment. As such the Company recorded the fair value of the Extension Warrants of $2,461, net of $82 of offering cost allocated based on the relative value basis and Extension Shares of $76,102, net of $2,542 of offering cost allocated based on the relative value basis. As a result of the bifurcated derivative discussed above, the offering cost allocated to the debt, and the value of the shares and warrants granted, the Company recorded amortizable debt discount of $175,472, consisting of $56,993 in financing cost allocated to the Extension Note, $40,130 the issuance date fair value of the Investor Warrants, $78,349 the fair value of the Extension Shares and $50,000 originally issued discount.

As of December 31, 2023, the Extension Note net of unamortized debt discount was $233,774. The Company recognized $97,814 of amortized debt discount and $19,597 in accrued interest for a total Extension Note interest expense of $133,748 for the year ended December 31, 2023. In connection with the Extension Purchase Agreement, the Company entered into the May 2023 RRA with the Holder, dated May 5, 2023, which provides that the Company will file a registration statement to register the shares of Common Stock underlying the Extension Warrants and the Extension Shares.

Quantum Financing Securities Purchase Agreement

On November 21, 2023, DHAC entered into a convertible note purchase agreement (the “Quantum Purchase Agreement”), pursuant to which an institutional and accredited investor (the “Quantum Investor”) subscribed for and will purchase, and DHAC will issue and sell to the Quantum Investor, at the Closing, a 7% original issue discount convertible promissory note (the “Quantum Note”) in the aggregate principal amount of $3,000,000. The Quantum Note will bear interest at rate of 12% per annum and are convertible into shares of Common Stock of DHAC at (1) a fixed conversion price of $10.00 per share; or (2) 85% of the lowest daily VWAP (as defined in the Quantum Note) during the seven (7) consecutive trading days immediately preceding the date of conversion or other date of determination. The conversion price of the Quantum Note is subject to reset if the average of the daily VWAPs for the three (3) trading days prior to the 30-day anniversary of the Quantum Note issuance date (the “Average Price”) is less than $10.00, to a price equal to the Average Price but in no event less than $2. In addition, the Company at its option can redeem early a portion or all amounts outstanding under the Quantum Note if the Company provides the Quantum Note holder a notice at least ten (10) trading days prior to such redemption and on the notice day the VWAP of the Company’s Common Stock is less than $10.00. If an event of default occurs, the Quantum Note would bear interest at a rate of 18% per annum. The transactions contemplated by the Quantum Purchase Agreement and the Quantum Note is hereby referred as the “Quantum Financing.”

Concurrently with the consummation of the transactions contemplated by the Quantum Purchase Agreement, DHAC will enter into a Registration Rights Agreement in a form under the Quantum Purchase Agreement, pursuant to which it agreed to register the shares of Common Stock underlying the Quantum Note (the “Quantum Registration Rights Agreement”).

As of December 31, 2023, the Quantum Purchase Agreement has not yet been funded and is expected to be funded at the closing of the business combination. The Quantum Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Quantum Note will be required to be accounted for as a liability under ASC 480 upon funding of the note. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings.

Equity Financing

On November 21, 2023, DHAC entered into an equity purchase agreement (the “Equity Purchase Agreement”) with the Bridge Investor pursuant to which DHAC may sell and issue to the Bridge Investor, and the Bridge Investor is obligated to purchase from DHAC, up to $50,000,000 of its newly issued shares of the Company’s Common Stock, from time to time over a 36-month period (the “Equity Purchase Commitment Period”) beginning from the sixth (6th) trading day following the closing of the Business Combination transaction (the “Equity Purchase Effective Day”), provided that certain conditions are met. The Company also agreed to file a resale registration statement to register shares of Common Stock to be purchased under the Equity Purchase Agreement with the SEC within 45 days following the Equity Purchase Effective Day, and shall use commercially reasonable efforts to have such registration statement declared effective by the SEC within 30 days of such filing. During the Equity Purchase Commitment Period, DHAC may suspend the use of the resale registration statement to (i) delay the disclosure of material nonpublic information concerning the Company in good faith or (ii) amend the registration statement concerning material information, by providing written notice to the investor. Such suspension cannot be longer than 90 consecutive days (or 120 days in any calendar year). The investor has agreed not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s Common Stock. On the Equity Purchase Effective Day, the Company will issue to the investor, as a commitment fee for this equity purchase transaction, a senior unsecured convertible note in a principal amount of $500,000 that is convertible into shares of the Company’s Common Stock at a fix conversion price of $10.00 per share (the “Equity Purchase Commitment Note”). The transaction contemplated by the Equity Purchase Agreement is hereby referred as “Equity Financing.”

The Company has analyzed the Equity Purchase Agreement and determined that the contract should be recorded as a liability under ASC 815 and measured at fair value. As a result of the ASC 815 liability classification, the Company is required to re-measure the liability at fair value at each reporting period until the liability is settled.

The Company has determined that the likelihood of exercising this contract is low as the contract provides no scenario in which the Company may exercise the contract at above market rates (i.e., sell shares at a price above which the shares are currently trading in the active market). Furthermore, the choice to exercise the contract is solely at the discretion of the Company (i.e., does not obligate the Company in any manner), which, as stated above, is unlikely. Additionally, the contract does not impose a fee or fine if the Company chooses not to exercise the contract, as such that the fair value of the equity contract is considered de minimis.